BUSINESS ACQUISITION (Details Narrative) - USD ($)	1 Months Ended
	Sep. 27, 2019	Sep. 23, 2019
Common Design Limited [Member]
Common stock shares issued	8,000,000
Equity method investment ownership	100.00%
Common stock voting rights ownership interest	78.27%
Business Acquisition [Member] | Fair value net assets [Member]
Common stock shares issued	8,000,000
Equity method investment ownership	100.00%
Common stock voting rights ownership interest	78.27%
Fair value of assets acquired	$ 42,766	$ 42,408